Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated July 1, 2026
to the Summary Prospectus
dated September 30, 2025

Argent Focused Small Cap ETF (ALIL)
(the “Fund”)

Kirk McDonald, CFA, Portfolio Manager of the Sub-Adviser, has replaced Peter Roy as the portfolio manager of the Fund. Mr. McDonald has been primarily responsible for the day-to-day management of the Fund since June 2026. Peter Roy no longer serves as a portfolio manager for the Fund.
Additionally, the Fund’s Principal Investment Strategies section is replaced with the following:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of small-capitalization companies that Argent Capital Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are high quality, enduring businesses. Equity securities include common stocks and American Depositary Receipts (“ADRs”) evidencing ownership in common stocks. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in small-capitalization companies. The Sub-Adviser defines small-capitalization companies as companies with a market capitalization up to that of the 2,000th smallest company by market capitalization. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser utilizes a multi-step process that combines a proprietary quantitative screening process, referred to as the “Argent Alpha Model,” with bottom-up fundamental research. The Argent Alpha Model serves as the primary tool for identifying and ranking investment candidates and is designed to identify incremental changes in a company’s fundamentals and outperforming factors within the sectors in which a company operates. The Sub-Adviser then applies bottom-up fundamental research to the model’s highest-ranked candidates to confirm that they represent high quality, enduring businesses. The Sub-Adviser believes that enduring businesses are those that have growing cash flows, a durable competitive position, and allocate capital wisely.
The investment process begins by screening the approximately 2,000 smallest companies by market capitalization for market liquidity, with only those companies with an average daily trading volume of $1 million or more advancing to the next step. The Sub-Adviser then segregates the remaining companies into traditional sectors for further analysis. The remaining companies are then ranked by the Sub-Adviser’s proprietary quantitative tool, the Argent Alpha Model. The Argent Alpha Model is a dynamic, 25-factor tool that ranks stocks from 1 to 10 via factors that are grouped into four main categories. The factors are categorized in groups for research reasons, as those within each group tend to correlate with each other more than they correlate with the other groups. The four factor categories in the Argent Alpha Model are the following:
Value. Value factors measure whether a stock is rich or cheap compared to other stocks in its sector. An example of a value factor in the Argent Alpha Model is price to free cash flow. Value factors tend to work best during those periods characterized as “value” markets.
Growth. Growth factors measure how fast a stock’s sales, earnings, and cash flows are growing relative to other stocks in their sector. An example of a growth factor in the Argent Alpha Model is the Sub-Adviser’s proprietary measure of unexpected cash flow from operations, which identifies companies generating a higher cash flow from operations than in the past. Growth factors tend to work best during those periods characterized as “growth” markets.
1

Quality. Quality factors measure the quality of a company’s earnings, balance sheet, and stewardship of capital. An example of a quality factor in the Argent Alpha Model is cash flow return on assets. Quality factors tend to work best during those periods characterized as “quality” markets.
Stability. The stability factors exhibit low correlation to each other and low correlation to the factors in the other three groups. An example of a stability factor in the Argent Alpha Model is a ratio of a company’s balance sheet cash to its market capitalization. The Sub-Adviser looks for companies that can evolve and thrive in changing business environments, which it believes helps moderate downside risk. These companies tend to have above-average returns on capital, sustainable business models, and sustainable competitive advantages.
Proprietary analysis is performed to identify outperforming factors from the Argent Alpha Model in each sector. The investment process is bottom-up and focuses on individual stocks from the investment universe that meet the Sub-Adviser’s investment criteria; sector allocation is an artifact of this bottom-up process. Companies within each sector that have positive exposure to the outperforming factors and that the Argent Alpha Model ranks as buy candidates advance to the Sub-Adviser’s fundamental review.
The Sub-Adviser then conducts bottom-up fundamental research on these highest-ranked candidates to confirm that they represent high quality, enduring businesses. Such research seeks to identify companies with the following characteristics: growing cash flows from predictable revenue streams, a durable competitive position (i.e., companies that can evolve and thrive in changing business environments), and allocating capital wisely (e.g., reinvestment in the business and/or acquisitions at increasing rates of return followed by share repurchases and dividends). This qualitative analysis includes conducting an in-depth review of company financials, gaining an understanding of the company’s industry dynamics and competitive positioning, assessing company management, and evaluating the company’s operating metrics. Valuation is considered after the analysis of the company’s business and industry dynamics and is a final component in balancing downside protection of the portfolio with upside potential.
All stocks in the portfolio are continually monitored, but overall changes generally occur monthly. Portfolio changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, or economic shocks, among others, are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the investment universe. The Sub-Adviser will generally sell an investment if the fundamentals supporting the stock’s value deteriorate, if the quantitative screening process indicates that prospects for the investment have deteriorated, when a better investment opportunity becomes available, or if the company is acquired.

Please retain this Supplement for future reference.

2

Supplement dated July 1, 2026
to the Summary Prospectus
dated September 30, 2025

Argent Large Cap ETF (ABIG)
(the “Fund”)

Scott Harrison, CFA, Chief Investment Officer & Portfolio Manager of the Sub-Adviser, has been added as a portfolio manager of the Fund. He joins M. Jed Ellerbroek, Jr., CFA, who continues to serve as a portfolio manager of the Fund. Since June 2026, Messrs. Harrison and Ellerbroek have been jointly and primarily responsible for the day-to-day management of the Fund. Prior to June 2026, Mr. Ellerbroek had been primarily responsible for the day-to-day management of the Fund since its inception.
Additionally, the Fund’s Principal Investment Strategies section is replaced with the following:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of large-capitalization companies that Argent Capital Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are high quality, enduring businesses. Equity securities include common stocks and American Depositary Receipts (“ADRs”) evidencing ownership in common stocks. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in large-capitalization companies. The Sub-Adviser defines large-capitalization companies as companies with a market capitalization greater than or equal to that of the 1,000th largest company by market capitalization. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser utilizes a multi-step process that combines a proprietary quantitative screening process, referred to as the “Argent Alpha Model,” with bottom-up fundamental research. The Argent Alpha Model serves as the primary tool for identifying and ranking investment candidates and is designed to identify incremental changes in a company’s fundamentals and outperforming factors within the sectors in which a company operates. The Sub-Adviser then applies bottom-up fundamental research to the model’s highest-ranked candidates to confirm that they represent high quality, enduring businesses. The Sub-Adviser believes that enduring businesses are those that have growing cash flows, a durable competitive position, and allocate capital wisely.
The investment process begins by screening the approximately 1,000 largest companies by market capitalization for market liquidity, with only those companies with an average daily trading volume of $40 million or more advancing to the next step. The Sub-Adviser then segregates the remaining companies into traditional sectors for further analysis. The remaining companies are then ranked by the Sub-Adviser’s proprietary quantitative tool, the Argent Alpha Model. The Argent Alpha Model is a dynamic, 25-factor tool that ranks stocks from 1 to 10 via factors that are grouped into four main categories. The factors are categorized in groups for research reasons, as those within each group tend to correlate with each other more than they correlate with the other groups. The four factor categories in the Argent Alpha Model are the following:
Value. Value factors measure whether a stock is rich or cheap compared to other stocks in its sector. An example of a value factor in the Argent Alpha Model is price to free cash flow. Value factors tend to work best during those periods characterized as “value” markets.
Growth. Growth factors measure how fast a stock’s sales, earnings, and cash flows are growing relative to other stocks in their sector. An example of a growth factor in the Argent Alpha Model is the Sub-Adviser’s proprietary measure of unexpected cash flow from operations, which identifies companies generating a higher cash flow from operations than in the past. Growth factors tend to work best during those periods characterized as “growth” markets.
1

Quality. Quality factors measure the quality of a company’s earnings, balance sheet, and stewardship of capital. An example of a quality factor in the Argent Alpha Model is cash flow return on assets. Quality factors tend to work best during those periods characterized as “quality” markets.
Stability. The stability factors exhibit low correlation to each other and low correlation to the factors in the other three groups. An example of a stability factor in the Argent Alpha Model is a ratio of a company’s balance sheet cash to its market capitalization. The Sub-Adviser looks for companies that can evolve and thrive in changing business environments, which it believes helps moderate downside risk. These companies tend to have above-average returns on capital, sustainable business models, and sustainable competitive advantages.
Proprietary analysis is performed to identify outperforming factors from the Argent Alpha Model in each sector. The investment process is bottom-up and focuses on individual stocks from the investment universe that meet the Sub-Adviser’s investment criteria; sector allocation is an artifact of this bottom-up process. Companies within each sector that have positive exposure to the outperforming factors and that the Argent Alpha Model ranks as buy candidates advance to the Sub-Adviser’s fundamental review.
The Sub-Adviser then conducts bottom-up fundamental research on these highest-ranked candidates to confirm that they represent high quality, enduring businesses. Such research seeks to identify companies with the following characteristics: growing cash flows from predictable revenue streams, a durable competitive position (i.e., companies that can evolve and thrive in changing business environments), and allocating capital wisely (e.g., reinvestment in the business and/or acquisitions at increasing rates of return followed by share repurchases and dividends). This qualitative analysis includes conducting an in-depth review of company financials, gaining an understanding of the company’s industry dynamics and competitive positioning, assessing company management, and evaluating the company’s operating metrics. Valuation is considered after the analysis of the company’s business and industry dynamics and is a final component in balancing downside protection of the portfolio with upside potential.
All stocks in the portfolio are continually monitored, but overall changes generally occur monthly. Portfolio changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, or economic shocks, among others, are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the investment universe. The Sub-Adviser will generally sell an investment if the fundamentals supporting the stock’s value deteriorate, if the quantitative screening process indicates that prospects for the investment have deteriorated, when a better investment opportunity becomes available, or if the company is acquired.

Please retain this Supplement for future reference.

2

Supplement dated July 1, 2026
to the Prospectus dated September 30, 2025,
as previously supplemented

Argent Focused Small Cap ETF	Ticker Symbol: ALIL
Argent Large Cap ETF	Ticker Symbol: ABIG
(each, a “Fund” and together, the “Funds”)

Portfolio Manager Changes
Kirk McDonald, CFA, Portfolio Manager of the Sub-Adviser, has replaced Peter Roy as the portfolio manager of the Argent Focused Small Cap ETF. Mr. McDonald has been primarily responsible for the day-to-day management of the Fund since June 2026. Peter Roy no longer serves as a portfolio manager for the Fund, and references to him in the Prospectus should be disregarded.
Scott Harrison, CFA, Chief Investment Officer & Portfolio Manager of the Sub-Adviser, has been added as a portfolio manager of the Argent Large Cap ETF. He joins M. Jed Ellerbroek, Jr., CFA, who continues to serve as a portfolio of the Fund. Since June 2026, Messrs. Harrison and Ellerbroek have been jointly and primarily responsible for the day-to-day management of the Fund. Prior to June 2026, Mr. Ellerbroek had been primarily responsible for the day-to-day management of the Fund since its inception.
The following supplements the “Portfolio Managers” subsection of the “Fund Management” section of the Funds’ Prospectus:
Scott Harrison, CFA, is a portfolio manager for the Argent Large Cap ETF. As the Chief Investment Officer for the Sub-Adviser, he leads the investment team and oversees the consistent application of Argent’s investment philosophy and process across all strategies, with particular emphasis on discipline and long-term perspective through varying market environments. He has over 29 years of investment industry experience, and he joined Argent in 2000 as one of the firm’s earliest employees. Scott holds a B.S. in Finance from the University of Missouri-St. Louis and is a Chartered Financial Analyst and active member of the CFA Institute and the St. Louis Financial Analysts Society.
Principal Investment Strategies Changes
The Argent Focused Small Cap ETF’s Principal Investment Strategies section is replaced with the following:
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of small-capitalization companies that Argent Capital Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are high quality, enduring businesses. Equity securities include common stocks and American Depositary Receipts (“ADRs”) evidencing ownership in common stocks. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in small-capitalization companies. The Sub-Adviser defines small-capitalization companies as companies with a market capitalization up to that of the 2,000th smallest company by market capitalization. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser utilizes a multi-step process that combines a proprietary quantitative screening process, referred to as the “Argent Alpha Model,” with bottom-up fundamental research. The Argent Alpha Model serves as the primary tool for identifying and ranking investment candidates and is designed to identify incremental changes in a company’s fundamentals and outperforming factors within the sectors in which a company operates. The Sub-Adviser then applies bottom-up fundamental research to the model’s highest-ranked candidates to confirm that they represent high quality, enduring businesses. The Sub-Adviser believes that enduring businesses are those that have growing cash flows, a durable competitive position, and allocate capital wisely.
The investment process begins by screening the approximately 2,000 smallest companies by market capitalization for market liquidity, with only those companies with an average daily trading volume of $1 million or more advancing to the next step. The Sub-Adviser then segregates the remaining companies into traditional sectors for further analysis. The remaining companies are then ranked by the Sub-Adviser’s proprietary quantitative tool, the Argent Alpha Model. The Argent Alpha Model is a dynamic, 25-factor tool that ranks stocks from 1 to 10 via factors that are grouped into four main categories. The factors are categorized in groups for research reasons, as those within each group tend to correlate with each other more than they correlate with the other groups. The four factor categories in the Argent Alpha Model are the following:
Value. Value factors measure whether a stock is rich or cheap compared to other stocks in its sector. An example of a value factor in the Argent Alpha Model is price to free cash flow. Value factors tend to work best during those periods characterized as “value” markets.
Growth. Growth factors measure how fast a stock’s sales, earnings, and cash flows are growing relative to other stocks in their sector. An example of a growth factor in the Argent Alpha Model is the Sub-Adviser’s proprietary measure of unexpected cash flow from operations, which identifies companies generating a higher cash flow from operations than in the past. Growth factors tend to work best during those periods characterized as “growth” markets.
Quality. Quality factors measure the quality of a company’s earnings, balance sheet, and stewardship of capital. An example of a quality factor in the Argent Alpha Model is cash flow return on assets. Quality factors tend to work best during those periods characterized as “quality” markets.
Stability. The stability factors exhibit low correlation to each other and low correlation to the factors in the other three groups. An example of a stability factor in the Argent Alpha Model is a ratio of a company’s balance sheet cash to its market capitalization. The Sub-Adviser looks for companies that can evolve and thrive in changing business environments, which it believes helps moderate downside risk. These companies tend to have above-average returns on capital, sustainable business models, and sustainable competitive advantages.
Proprietary analysis is performed to identify outperforming factors from the Argent Alpha Model in each sector. The investment process is bottom-up and focuses on individual stocks from the investment universe that meet the Sub-Adviser’s investment criteria; sector allocation is an artifact of this bottom-up process. Companies within each sector that have positive exposure to the outperforming factors and that the Argent Alpha Model ranks as buy candidates advance to the Sub-Adviser’s fundamental review.
The Sub-Adviser then conducts bottom-up fundamental research on these highest-ranked candidates to confirm that they represent high quality, enduring businesses. Such research seeks to identify companies with the following characteristics: growing cash flows from predictable revenue streams, a durable competitive position (i.e., companies that can evolve and thrive in changing business environments), and allocating capital wisely (e.g., reinvestment in the business and/or acquisitions at increasing rates of return followed by share repurchases and dividends). This qualitative analysis includes conducting an in-depth review of company financials, gaining an understanding of the company’s industry dynamics and competitive positioning, assessing company management, and evaluating the company’s operating metrics. Valuation is considered after the analysis of the company’s business and industry dynamics and is a final component in balancing downside protection of the portfolio with upside potential.
All stocks in the portfolio are continually monitored, but overall changes generally occur monthly. Portfolio changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, or economic shocks, among others, are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the investment universe. The Sub-Adviser will generally sell an investment if the fundamentals supporting the stock’s value deteriorate, if the quantitative screening process indicates that prospects for the investment have deteriorated, when a better investment opportunity becomes available, or if the company is acquired.
The Argent Large Cap ETF’s Principal Investment Strategies section is replaced with the following:
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of large-capitalization companies that Argent Capital Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are high quality, enduring businesses. Equity securities include common stocks and American Depositary Receipts (“ADRs”) evidencing ownership in common stocks. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in large-capitalization companies. The Sub-Adviser defines large-capitalization companies as companies with a market capitalization greater than or equal to that of the 1,000th largest company by market capitalization. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser utilizes a multi-step process that combines a proprietary quantitative screening process, referred to as the “Argent Alpha Model,” with bottom-up fundamental research. The Argent Alpha Model serves as the primary tool for identifying and ranking investment candidates and is designed to identify incremental changes in a company’s fundamentals and outperforming factors within the sectors in which a company operates. The Sub-Adviser then applies bottom-up fundamental research to the model’s highest-ranked candidates to confirm that they represent high quality, enduring businesses. The Sub-Adviser believes that enduring businesses are those that have growing cash flows, a durable competitive position, and allocate capital wisely.
The investment process begins by screening the approximately 1,000 largest companies by market capitalization for market liquidity, with only those companies with an average daily trading volume of $40 million or more advancing to the next step. The Sub-Adviser then segregates the remaining companies into traditional sectors for further analysis. The remaining companies are then ranked by the Sub-Adviser’s proprietary quantitative tool, the Argent Alpha Model. The Argent Alpha Model is a dynamic, 25-factor tool that ranks stocks from 1 to 10 via factors that are grouped into four main categories. The factors are categorized in groups for research reasons, as those within each group tend to correlate with each other more than they correlate with the other groups. The four factor categories in the Argent Alpha Model are the following:
Value. Value factors measure whether a stock is rich or cheap compared to other stocks in its sector. An example of a value factor in the Argent Alpha Model is price to free cash flow. Value factors tend to work best during those periods characterized as “value” markets.
Growth. Growth factors measure how fast a stock’s sales, earnings, and cash flows are growing relative to other stocks in their sector. An example of a growth factor in the Argent Alpha Model is the Sub-Adviser’s proprietary measure of unexpected cash flow from operations, which identifies companies generating a higher cash flow from operations than in the past. Growth factors tend to work best during those periods characterized as “growth” markets.
Quality. Quality factors measure the quality of a company’s earnings, balance sheet, and stewardship of capital. An example of a quality factor in the Argent Alpha Model is cash flow return on assets. Quality factors tend to work best during those periods characterized as “quality” markets.
Stability. The stability factors exhibit low correlation to each other and low correlation to the factors in the other three groups. An example of a stability factor in the Argent Alpha Model is a ratio of a company’s balance sheet cash to its market capitalization. The Sub-Adviser looks for companies that can evolve and thrive in changing business environments, which it believes helps moderate downside risk. These companies tend to have above-average returns on capital, sustainable business models, and sustainable competitive advantages.
Proprietary analysis is performed to identify outperforming factors from the Argent Alpha Model in each sector. The investment process is bottom-up and focuses on individual stocks from the investment universe that meet the Sub-Adviser’s investment criteria; sector allocation is an artifact of this bottom-up process. Companies within each sector that have positive exposure to the outperforming factors and that the Argent Alpha Model ranks as buy candidates advance to the Sub-Adviser’s fundamental review.
The Sub-Adviser then conducts bottom-up fundamental research on these highest-ranked candidates to confirm that they represent high quality, enduring businesses. Such research seeks to identify companies with the following characteristics: growing cash flows from predictable revenue streams, a durable competitive position (i.e., companies that can evolve and thrive in changing business environments), and allocating capital wisely (e.g., reinvestment in the business and/or acquisitions at increasing rates of return followed by share repurchases and dividends). This qualitative analysis includes conducting an in-depth review of company financials, gaining an understanding of the company’s industry dynamics and competitive positioning, assessing company management, and evaluating the company’s operating metrics. Valuation is considered after the analysis of the company’s business and industry dynamics and is a final component in balancing downside protection of the portfolio with upside potential.
All stocks in the portfolio are continually monitored, but overall changes generally occur monthly. Portfolio changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, or economic shocks, among others, are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the investment universe. The Sub-Adviser will generally sell an investment if the fundamentals supporting the stock’s value deteriorate, if the quantitative screening process indicates that prospects for the investment have deteriorated, when a better investment opportunity becomes available, or if the company is acquired.

Please retain this Supplement for future reference.

Supplement dated July 1, 2026
to the Statement of Additional Information (“SAI”)
dated September 30, 2025, as previously supplemented

Argent Focused Small Cap ETF	Ticker Symbol: ALIL
Argent Large Cap ETF	Ticker Symbol: ABIG
(each, a “Fund” and together, the “Funds”)

The following supplements the “Portfolio Managers” section of the Funds’ SAI:
The following table shows the number of other accounts managed by Scott Harrison, CFA, as of May 31, 2026:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	587	$2,264	0	$0
As of May 31, 2026, the portfolio managers listed below beneficially owned the following dollar range of equity securities of the applicable Fund.

Portfolio Manager	Fund Managed by Portfolio Manager	Dollar Range of Equity Securities Owned
Scott Harrison, CFA	Argent Large Cap ETF	$10,001–$50,000
Kirk McDonald, CFA	Argent Focused Small Cap ETF	$10,001–$50,000

The following supplements the “Portfolio Managers - Compensation” section of the Funds’ SAI:
Mr. Harrison’s compensation is comprised of both fixed and variable components. Mr. Harrison is an equity-owner and receives a highly competitive base pay and the opportunity to participate in bonus pools divided based on contribution to success as deemed appropriate by the managers of the Sub-Adviser, including portfolio managers.

Please retain this Supplement for future reference.